Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Research and development expenses	$ 755,699	$ 459,184	$ 720,527
Marketing expenses	666,872
General and administrative expenses	2,092,645	919,694	617,087
Operating loss	(3,515,216)	(1,378,878)	(1,337,614)
Financing (income) expenses, net	5,333,498	(921,337)	(1,337,758)
Share in losses of affiliated company accounted for under equity method	2,965,801
Net loss	$ 11,814,515	$ 457,541	$ 2,675,372
Basic and diluted net loss per share	$ 0.13	$ 0.01	$ 0.04
Weighted average number of ordinary shares outstanding attributable to ordinary shareholders	92,024,188	70,869,924	68,587,261